Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Lease Liabilities Explanatory
The lease liability on the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

	December 31	December 31

(in thousands)	2024	2023

Current portion	$262	$604

Long-term portion	4,909	5,625

Total lease liabilities	$5,171	$6,229

Summary of Finance Lease Maturity Analys is Explanatory
The maturity analysis, on an undiscounted basis, of these leases is as follows:

(in thousands)	December 31 2024

Not later than 1 year	$514

Later than 1 year and not later than 5 years	2,459

Later than 5 years	3,753

Total lease liabilities	$6,726

Summary of Company's Finance Costs
A summary of the Company’s finance costs associated with the above facilities during the period is as follows:

		Years Ended December 31

(in thousands)	Note	2024	2023

Costs related to undrawn cre di t facilities	17.1	$5,347	$5,162

Interest expense - lease liabilities	17.2	284	207

Letters of guarantee		(82)	141

Total finance costs		$5,549	$5,510